CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	May 31, 2021
Short-term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt			$ 1,321,450
Amortization of Debt Issuance Costs			$ 70,647
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			88.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.86%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
[custom:NotesAndAccuredInterestCouldBeConvertedIntoCommonStock-0]	767,783		767,783
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Convertible Notes Payable					$ 4,250,000